Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Lease cost		$ 5,900	$ 4,200
Sublease income		100	$ 900
Weighted average remaining lease term	7 years 4 months 24 days
Weighted average discount rate	4.60%
Contractual obligation	$ 3,000	$ 3,300
Contractual obligation, term	3 months